Consolidated Summary of Investments - Other Than Investments in Related Parties (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	$ 473,461
Estimated Fair Value	505,995
Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	334,780
Estimated Fair Value	365,425
Amount at Which Shown on Balance Sheet	365,425
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	47,327
Estimated Fair Value	52,666
Amount at Which Shown on Balance Sheet	52,666
U.S. Treasury and agency
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	54,654
Estimated Fair Value	61,516
Amount at Which Shown on Balance Sheet	61,516
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	26,229
Estimated Fair Value	29,640
Amount at Which Shown on Balance Sheet	29,640
State and political subdivision
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	12,922
Estimated Fair Value	15,187
Amount at Which Shown on Balance Sheet	15,187
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	126,128
Estimated Fair Value	136,247
Amount at Which Shown on Balance Sheet	136,247
Total bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	267,260
Estimated Fair Value	295,256
Amount at Which Shown on Balance Sheet	295,256
Mortgage-backed and asset-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	65,947
Estimated Fair Value	68,427
Amount at Which Shown on Balance Sheet	68,427
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,573
Estimated Fair Value	1,742
Amount at Which Shown on Balance Sheet	1,742
Fair value option and trading securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	15,355
Estimated Fair Value	16,689
Amount at Which Shown on Balance Sheet	16,689
Equity Securities, Investment Summary [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	3,076
Estimated Fair Value	3,631
Amount at Which Shown on Balance Sheet	3,631
Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,805
Estimated Fair Value	2,276
Amount at Which Shown on Balance Sheet	2,276
Banks, trust and insurance companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	185
Estimated Fair Value	240
Amount at Which Shown on Balance Sheet	240
Non-redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,086
Estimated Fair Value	1,115
Amount at Which Shown on Balance Sheet	1,115
Held-for-investment
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	60,118
Estimated Fair Value	60,118
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	11,618
Estimated Fair Value	11,618
Real estate and real estate joint ventures
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	10,205
Estimated Fair Value	10,205
Real estate acquired in satisfaction of debt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	320
Estimated Fair Value	320
Other limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	8,085
Estimated Fair Value	8,085
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	8,621
Estimated Fair Value	8,621
Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	21,283
Estimated Fair Value	$ 21,283